Investment in Unconsolidated Affiliates (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013 stores	Dec. 29, 2012	Dec. 31, 2011	Mar. 06, 2014 Casa Ley [Member]	Dec. 28, 2013 Casa Ley [Member] stores	Dec. 29, 2012 Casa Ley [Member]	Dec. 31, 2011 Casa Ley [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in Casa Ley, S.A. de C.V.				49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Number of stores in operation			1,335				200
Equity in earnings (loss) of unconsolidated affiliate	$ 4.5	$ 4.4	$ 17.6	$ 17.5	$ 13.0